UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23146

Natixis ETF Trust

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30,2019

Natixis Loomis Sayles Short Duration Income ETF

Natixis Seeyond International Minimum Volatility ETF

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-458-7452. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST

Christopher T. Harms

Clifton V. Rowe, CFA®

Kurt L. Wagner, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

Average Annual Total Returns — June 30, 20193

			Inception 12/27/17	Expense Ratio[4]
	6 Months	1 Year	Life of Fund	Gross	Net
NAV[1]	3.80%	4.98%	3.22%	1.09%	0.38%
Market[1]	3.84	4.90	3.24

Comparative Performance
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index[2]	2.71	4.27	2.89

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until December 28, 2017, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged index which is a component of the US Government/Credit Bond Index, which includes Treasury and agency securities (US Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (US Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

Managers	NYSE Arca: MVIN

Alexander J. Nary

Nicolas Just, CFA®*

Juan-Sebastian Caicedo, CFA®*

Natixis Advisors, L.P. (“Natixis Advisors”)

* Messrs. Just and Caicedo are part of Seeyond and provide portfolio management through a personnel-sharing arrangement between Seeyond and Natixis Advisors.

Investment Goal

The Fund seeks long-term capital appreciation with less volatility than typically experienced by international equity markets.

Average Annual Total Returns — June 30, 20193

			Inception 10/25/16	Expense Ratios[4]
	6 Months	1 Year	Life of Fund	Gross	Net
NAV[1]	12.42%	6.07%	8.55%	1.52%	0.55%
Market[1]	12.51	5.65	8.56

Comparative Performance
MSCI EAFE Index (Net)[2]	14.03	1.08	8.44

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

1

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade on the secondary market until October 27, 2016, NAV is used as a proxy for the market price prior to that date. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

2

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index designed to measure large and mid-cap equity performance in developed markets, excluding the U.S. and Canada. The Index includes countries in Europe, Australasia, and the Far East.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/21. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2019 through June 30, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Actual	$1,000.00	$1,038.00	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF	BEGINNING ACCOUNT VALUE 1/1/2019	ENDING ACCOUNT VALUE 6/30/2019	EXPENSES PAID DURING PERIOD* 1/1/2019 – 6/30/2019
Actual	$1,000.00	$1,124.20	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.55%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Loomis Sayles Short Duration Income ETF, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-adviser, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a

|  6

Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if a Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2019. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although the Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources appropriate for the management of ETFs. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, L.P., whose affiliates provide investment advisory services to other funds in the Natixis family of mutual funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by Natixis Advisors, L.P. (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2018, each Fund’s one-year net asset value performance, stated as percentile rankings within categories selected by the independent

7  |

third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Loomis Sayles Short Duration Income ETF	78%	N/A	N/A
Natixis Seeyond International Minimum Volatility ETF	2%	N/A	N/A

In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party, the Board concluded that other factors relevant to performance supported renewal of the Agreements, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; and (2) the Fund’s more recent performance has been stronger relative to its category.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided by an independent third party) of the Funds’ advisory fees and total expense levels to those of its category groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that the Funds have expense caps in place and they considered the amounts waived or reimbursed by the Advisers for the Funds under their caps. The Trustees also noted that the Funds had total advisory fee rates that were at or below the medians of their respective peer groups of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability,

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including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense caps with respect to the Funds and the overall profit margin of Natixis Investment Managers compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense caps. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense caps. With respect to economies of scale, the Trustees noted that although the Funds’ management fees were not subject to breakpoints, the Funds were subject to expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

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•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2020.

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Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 98.4% of Net Assets
	ABS Car Loan — 11.2%
$160,000	Ally Master Owner Trust, Series 2018-1, Class A2, 2.700%, 1/17/2023(a)	$161,025
38,237	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021(a)	38,247
74,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/08/2021(a)	73,829
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	118,409
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	20,065
66,301	Avid Automobile Receivables Trust, Series 2018-1, Class A, 2.840%, 8/15/2023, 144A(a)	66,213
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, 2.970%, 3/20/2024, 144A(a)	101,537
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	103,065
55,000	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	55,145
120,000	CarMax Auto Owner Trust, Series 2018-2, Class A4, 3.160%, 7/17/2023(a)	123,238
94,827	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(a)	95,181
100,000	CPS Auto Receivables Trust, Series 2018-D, Class B, 3.610%, 11/15/2022, 144A(a)	101,424
41,569	Drive Auto Receivables Trust, Series 2018-1, Class B, 2.880%, 2/15/2022(a)	41,575
130,000	Drive Auto Receivables Trust, Series 2018-5, Class B, 3.680%, 7/15/2023(a)	132,186
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	5,018
65,000	DT Auto Owner Trust, Series 2018-1A, Class B, 3.040%, 1/18/2022, 144A(a)	65,083
20,000	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	20,309
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A	35,584
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	35,346
39,010	Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.750%, 4/15/2022, 144A(a)	39,033
60,000	Exeter Automobile Receivables Trust, Series 2018-2A, Class B, 3.270%, 5/16/2022, 144A(a)	60,239
30,000	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A	30,287
67,806	First Investors Auto Owner Trust, Series 2017-1A, Class A2, 2.200%, 3/15/2022, 144A(a)	67,693
48,581	First Investors Auto Owner Trust, Series 2018-2A, Class A1, 3.230%, 12/15/2022, 144A(a)	48,849
51,445	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	51,821
39,806	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A(a)	39,794
65,000	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	65,490
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A	36,003
70,000	Ford Credit Auto Owner Trust, Series 2019-B, Class A2A, 2.350%, 2/15/2022	70,082
80,000	Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.840%, 3/15/2024(a)	81,520
100,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	101,868

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$69,302	GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.820%, 7/15/2022, 144A(a)	$69,397
35,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A	35,660
91,514	GLS Auto Receivalbles Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	92,040
110,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	110,970
80,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.810%, 4/15/2021, 144A(a)	80,305
60,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	60,984
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024	30,292
50,000	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024	51,038
20,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class A3, 3.000%, 12/15/2022	20,167
8,876	United Auto Credit Securitization Trust, Series 2018-1, Class B, 2.760%, 10/13/2020, 144A(a)	8,874
20,000	Westlake Automobile Receivables Trust, Series 18-2A, Class B, 3.200%, 1/16/2024, 144A	20,106
119,288	Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.700%, 10/17/2022, 144A(a)	119,326
23,532	Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.980%, 1/18/2022, 144A	23,591
25,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A	25,273
100,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.620%, 7/15/2024, 144A	100,199
110,000	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	111,229
60,000	World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A3, 2.830%, 7/15/2021(a)	60,288

		3,104,897

	ABS Credit Card — 2.4%
100,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	102,214
265,000	Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2, 1-month LIBOR + 0.330%, 2.713%, 1/20/2025(a)(b)	264,813
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	99,671
185,000	World Financial Network Credit Card Master Trust, Series 2018-A, Class A, 3.070%, 12/16/2024(a)	187,495

		654,193

	ABS Other — 1.5%
30,000	Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, Class A, 1-month LIBOR + 0.630%, 3.034%, 9/25/2023, 144A(b)	30,059
100,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	101,210

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Other — continued
$67,939	SCF Equipment Leasing LLC, Series 2018-1A, Class A2, 3.630%, 10/20/2024, 144A(a)	$68,503
100,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class A2, 3.350%, 4/26/2027, 144A(a)	101,002
126,536	SoFi Consumer Loan Program Trust, Series 2018-4, Class A, 3.540%, 11/26/2027, 144A(a)	127,989

		428,763

	ABS Student Loan — 0.5%
63,082	Navient Private Education Refi Loan Trust 2018-A, Series 2018-A, Class A1, 2.530%, 2/18/2042, 144A(a)	63,170
66,978	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	67,333

		130,503

	Aerospace & Defense — 0.8%
110,000	General Dynamics Corp., 2.875%, 5/11/2020(a)	110,545
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	60,972
55,000	Textron, Inc., 7.250%, 10/01/2019	55,593

		227,110

	Agency Commercial Mortgage-Backed Securities — 0.1%
32,723	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.591%, 9/25/2022(a)(b)	32,654

	Airlines — 0.5%
150,000	Delta Air Lines, Inc., 2.600%, 12/04/2020	149,869

	Automotive — 5.4%
150,000	American Honda Finance Corp., MTN, 2.000%, 2/14/2020(a)	149,744
135,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022	134,838
60,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A(a)	59,387
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	61,155
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	56,677
150,000	Daimler Finance North America LLC, 3.700%, 5/04/2023, 144A(a)	155,208
95,000	General Motors Co., 3-month LIBOR + 0.900%, 3.353%, 9/10/2021(b)	94,717
25,000	General Motors Financial Co., Inc., 3.950%, 4/13/2024	25,542
15,000	Harley-Davidson Financial Services, Inc., 3.350%, 2/15/2023, 144A	15,147
10,000	Harley-Davidson Financial Services, Inc., 3-month LIBOR + 0.940%, 3.460%, 3/02/2021, 144A(b)	9,985
40,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A	41,320
95,000	Hyundai Capital America, 2.750%, 9/18/2020, 144A	95,074
135,000	Hyundai Capital America, 3.000%, 6/20/2022, 144A	135,459
10,000	IAA, Inc., 5.500%, 6/15/2027, 144A	10,400
110,000	Nissan Motor Acceptance Corp., 2.150%, 7/13/2020, 144A(a)	109,545
105,000	Nissan Motor Acceptance Corp., 3.150%, 3/15/2021, 144A(a)	105,873
110,000	PACCAR Financial Corp., MTN, 2.800%, 3/01/2021(a)	111,010
75,000	Toyota Motor Credit Corp., 3.050%, 1/08/2021(a)	76,031
60,000	Toyota Motor Credit Corp., GMTN, 2.200%, 1/10/2020(a)	60,018

		1,507,130

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Banking — 14.7%
$30,000	American Express Co., 3.125%, 5/20/2026	$30,808
135,000	American Express Co., 3.700%, 11/05/2021(a)	139,168
210,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	213,112
110,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	112,120
135,000	Bank of Montreal, MTN, 2.500%, 6/28/2024	135,026
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	65,995
70,000	Bank of Montreal, Series D, 3.100%, 4/13/2021(a)	71,079
275,000	Bank of New York Mellon (The), MTN, 3-month LIBOR + 0.280%, 2.783%, 6/04/2021(b)	275,155
50,000	Bank of Nova Scotia (The), 2.500%, 1/08/2021(a)	50,226
100,000	BB&T Corp., MTN, 2.150%, 2/01/2021(a)	99,824
135,000	BB&T Corp., MTN, 3.050%, 6/20/2022(a)	137,898
20,000	Canadian Imperial Bank of Commerce, 2.700%, 2/02/2021(a)	20,153
105,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	107,650
15,000	Capital One Financial Corp., 3.750%, 3/09/2027	15,485
230,000	Citigroup, Inc., 2.450%, 1/10/2020(a)	230,040
90,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023	91,538
30,000	Comerica, Inc., 3.700%, 7/31/2023	31,394
75,000	Commonwealth Bank of Australia, 3.450%, 3/16/2023, 144A(a)	77,874
45,000	Goldman Sachs Bank USA, 3.200%, 6/05/2020(a)	45,383
225,000	Goldman Sachs Group, Inc. (The), 3-month LIBOR + 1.200%, 3.610%, 9/15/2020(a)(b)	227,159
245,000	JPMorgan Chase & Co., 2.750%, 6/23/2020(a)	245,970
25,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	25,617
65,000	JPMorgan Chase & Co., (fixed rate to 4/1/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	66,338
65,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	65,180
160,000	Royal Bank of Canada, GMTN, 2.125%, 3/02/2020(a)	159,842
110,000	Royal Bank of Canada, GMTN, 2.800%, 4/29/2022(a)	111,734
85,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	86,334
145,000	Santander Holdings USA, Inc., 3.700%, 3/28/2022	148,517
200,000	Santander UK PLC, 3-month LIBOR + 0.660%, 3.178%, 11/15/2021(a)(b)	200,580
150,000	State Street Corp., 1.950%, 5/19/2021(a)	149,609
110,000	SunTrust Bank, (fixed rate to 1/29/2020, variable rate thereafter), 2.590%, 1/29/2021(a)	110,081
95,000	SunTrust Bank, (fixed rate to 10/26/2020, variable rate thereafter), 3.525%, 10/26/2021(a)	96,429
70,000	SunTrust Banks, Inc., 2.700%, 1/27/2022	70,511
15,000	Synchrony Financial, 4.375%, 3/19/2024	15,707
110,000	Toronto Dominion Bank (The), GMTN, 2.550%, 1/25/2021(a)	110,599
40,000	Toronto Dominion Bank (The), Series MTN, 3.250%, 6/11/2021	40,792
165,000	Westpac Banking Corp., 2.650%, 1/25/2021(a)	165,883
25,000	Westpac Banking Corp., 2.800%, 1/11/2022	25,311

		4,072,121

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$55,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022	$56,009

	Building Materials — 1.0%
10,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	9,875
10,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	10,550
30,000	Fortune Brands Home & Security, Inc., 4.000%, 9/21/2023	31,577
120,000	Martin Marietta Materials, Inc., 3-month LIBOR + 0.650%, 3.173%, 5/22/2020(b)	120,004
110,000	Vulcan Materials Co., 3-month LIBOR + 0.650%, 3.170%, 3/01/2021(b)	110,084

		282,090

	Cable Satellite — 0.8%
145,000	Comcast Corp., 3.450%, 10/01/2021(a)	149,193
30,000	DISH DBS Corp., 5.000%, 3/15/2023	28,988
40,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	40,931

		219,112

	Chemicals — 0.6%
70,000	Cabot Corp., 4.000%, 7/01/2029	70,917
65,000	Dow Chemical Co. (The), 3.150%, 5/15/2024, 144A	66,293
35,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	35,670

		172,880

	Collateralized Mortgage Obligations — 6.0%
15,628	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)	15,652
35,769	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 3.047%, 9/20/2062(a)(b)	35,790
155,458	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)	154,433
182,897	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063	182,215
267,426	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063	269,379
60,007	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 3.047%, 5/20/2066(a)(b)	60,097
476,753	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.717%, 10/20/2067(a)(b)	476,184
191,915	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 2.667%, 10/20/2064(a)(b)	191,624
124,652	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 2.767%, 9/20/2068(a)(b)	124,336
65,199	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 2.867%, 10/20/2068(a)(b)	65,107
92,933	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 2.830%, 4/20/2069(a)(b)	92,985

		1,667,802

	Construction Machinery — 1.4%
155,000	Caterpillar Financial Services Corp., MTN, 2.100%, 1/10/2020(a)	154,826
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021	40,796

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Construction Machinery — continued
$100,000	John Deere Capital Corp., MTN, 2.875%, 3/12/2021	$101,176
80,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022	81,609

		378,407

	Consumer Cyclical Services — 1.0%
155,000	eBay, Inc., 2.150%, 6/05/2020	154,615
60,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.250%, 4/15/2024, 144A	61,050
70,000	Western Union Co. (The), 4.250%, 6/09/2023	73,596

		289,261

	Diversified Manufacturing — 1.1%
85,000	Ingersoll-Rand Global Holding Co. Ltd., 2.900%, 2/21/2021	85,576
135,000	United Technologies Corp., 1.900%, 5/04/2020	134,564
55,000	United Technologies Corp., 3.650%, 8/16/2023	57,601
35,000	Wabtec Corp., 3-month LIBOR + 1.300%, 3.710%, 9/15/2021(b)	34,900

		312,641

	Electric — 6.8%
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	25,963
65,000	Alliant Energy Finance LLC, 4.250%, 6/15/2028, 144A	68,749
130,000	American Electric Power Co., Inc., 2.150%, 11/13/2020	129,711
135,000	American Electric Power Co., Inc., Series I, 3.650%, 12/01/2021	139,229
65,000	Dominion Energy, Inc., 3.071%, 8/15/2024	65,524
105,000	DTE Energy Co., 1.500%, 10/01/2019	104,745
95,000	DTE Energy Co., Series B, 2.600%, 6/15/2022	95,430
5,000	Edison International, 2.125%, 4/15/2020	4,978
45,000	Edison International, 5.750%, 6/15/2027	48,333
125,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	131,893
70,000	Exelon Corp., 2.450%, 4/15/2021	69,980
130,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019(a)	129,549
70,000	National Rural Utilities Cooperative Finance Corp., MTN, 2.900%, 3/15/2021	70,829
95,000	NextEra Energy Operating Partners LP, 4.250%, 7/15/2024, 144A	95,596
115,000	PNM Resources, Inc., 3.250%, 3/09/2021	116,109
35,000	PSEG Power LLC, 3.850%, 6/01/2023	36,468
90,000	Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	89,665
30,000	Public Service Enterprise Group, Inc., 2.875%, 6/15/2024	30,387
90,000	Southern California Edison Co., Series A, 2.900%, 3/01/2021(a)	90,216
65,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	65,382
135,000	WEC Energy Group, Inc., 3.100%, 3/08/2022	137,224
130,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021(a)	133,416

		1,879,376

	Finance Companies — 2.9%
110,000	Air Lease Corp., 2.500%, 3/01/2021	110,066
40,000	Air Lease Corp., 3.500%, 1/15/2022	40,962
55,000	Ares Capital Corp., 3.625%, 1/19/2022	55,577
85,000	Ares Capital Corp., 4.200%, 6/10/2024	86,022
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	72,298

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — continued
$50,000	Avolon Holdings Funding Ltd., 3.625%, 5/01/2022, 144A	$50,680
90,000	Avolon Holdings Funding Ltd., 5.250%, 5/15/2024, 144A	96,155
100,000	iStar, Inc., 4.625%, 9/15/2020	100,875
10,000	Navient Corp., 6.750%, 6/15/2026	10,375
80,000	Navient Corp., MTN, 7.250%, 1/25/2022	86,300
95,000	Springleaf Finance Corp., 6.125%, 3/15/2024	102,125

		811,435

	Financial Other — 0.7%
70,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026, 144A	70,963
110,000	ORIX Corp., 2.900%, 7/18/2022(a)	111,675

		182,638

	Food & Beverage — 1.5%
130,000	Archer-Daniels-Midland Co., 3.375%, 3/15/2022(a)	134,475
65,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	67,809
50,000	Hershey Co. (The), 2.900%, 5/15/2020(a)	50,256
95,000	Kellogg Co., 3.250%, 5/14/2021	96,814
10,000	Kraft Heinz Foods Co., 3-month LIBOR + 0.570%, 3.115%, 2/10/2021(b)	9,981
55,000	Kraft Heinz Foods Co., 4.000%, 6/15/2023	57,625

		416,960

	Gaming — 0.4%
45,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	48,213
55,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	59,263

		107,476

	Government Owned – No Guarantee — 0.2%
50,000	Petroleos Mexicanos, 6.375%, 2/04/2021	51,300

	Healthcare — 3.0%
112,000	Becton Dickinson and Co., 3-month LIBOR + 0.875%, 3.194%, 12/29/2020(b)	112,017
85,000	Cigna Corp., 3.750%, 7/15/2023, 144A(a)	88,496
165,000	CVS Health Corp., 3.700%, 3/09/2023	170,634
10,000	Express Scripts Holding Co., 4.500%, 2/25/2026	10,791
135,000	Express Scripts Holding Co., 4.750%, 11/15/2021(a)	141,744
25,000	HCA, Inc., 4.125%, 6/15/2029	25,700
135,000	McKesson Corp., 3.650%, 11/30/2020	137,742
140,000	Zimmer Biomet Holdings, Inc., 3-month LIBOR + 0.750%, 3.169%, 3/19/2021(b)	139,851

		826,975

	Home Construction — 0.1%
25,000	William Lyon Homes, Inc., 6.000%, 9/01/2023	25,375

	Independent Energy — 0.4%
105,000	EQT Corp., 3.000%, 10/01/2022	104,185

	Integrated Energy — 0.5%
135,000	BP Capital Markets PLC, 3-month LIBOR + 0.250%, 2.775%, 11/24/2020(a)(b)	135,164

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Leisure — 0.5%
$135,000	Royal Caribbean Cruises Ltd., 2.650%, 11/28/2020	$135,344

	Life Insurance — 4.1%
50,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	50,008
80,000	American International Group, Inc., 3.300%, 3/01/2021	81,080
105,000	AXA Equitable Holdings, Inc., 3.900%, 4/20/2023	109,394
115,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	119,126
135,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	138,125
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,301
150,000	Metropolitan Life Global Funding I, 3.450%, 10/09/2021, 144A(a)	153,528
120,000	New York Life Global Funding, 2.000%, 4/09/2020, 144A(a)	119,801
115,000	New York Life Global Funding, 3-month LIBOR + 0.100%, 2.692%, 1/21/2020, 144A(a)(b)	115,056
135,000	New York Life Global Funding, 2.875%, 4/10/2024, 144A(a)	138,011
90,000	Reliance Standard Life Global Funding, 3.850%, 9/19/2023, 144A(a)	93,432
10,000	Unum Group, 4.000%, 6/15/2029	10,265

		1,149,127

	Lodging — 0.5%
130,000	Marriott International, Inc., Series Y, 3-month LIBOR + 0.600%, 3.120%, 12/01/2020(b)	130,497

	Media Entertainment — 0.5%
100,000	CBS Corp., 2.900%, 6/01/2023	100,886
25,000	Interpublic Group of Cos., Inc. (The), 3.500%, 10/01/2020	25,318

		126,204

	Metals & Mining — 0.3%
40,000	Commercial Metals Co., 5.750%, 4/15/2026	39,930
40,000	Glencore Funding LLC Co., 4.125%, 3/12/2024, 144A	41,529

		81,459

	Midstream — 2.6%
95,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 1/15/2028, 144A	94,050
80,000	Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	80,371
145,000	Enbridge Energy Partners LP, 4.375%, 10/15/2020	148,308
45,000	Enterprise Products Operating LLC, 3.125%, 7/31/2029	45,097
135,000	EQM Midstream Partners LP, Series 5Y, 4.750%, 7/15/2023	140,381
85,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A	87,093
120,000	MPLX LP, 3.375%, 3/15/2023	122,759

		718,059

	Natural Gas — 0.7%
120,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023	123,639
85,000	Sempra Energy, 1.625%, 10/07/2019	84,765

		208,404

	Non-Agency Commercial Mortgage-Backed Securities — 0.7%
201,467	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	205,011

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Paper — 0.3%
$75,000	WRKCo., Inc., 3.750%, 3/15/2025	$77,812

	Pharmaceuticals — 2.2%
150,000	Amgen, Inc., 2.200%, 5/11/2020(a)	149,777
135,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	140,798
60,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	60,333
15,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	15,262
45,000	Celgene Corp., 3.550%, 8/15/2022	46,598
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	62,369
140,000	Shire Acquisitions Investments Ireland DAC, 1.900%, 9/23/2019	139,783

		614,920

	Property & Casualty Insurance — 0.8%
80,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.960%, 3/29/2023(b)	79,777
25,000	Assurant, Inc., 4.200%, 9/27/2023	26,005
40,000	Enstar Group Ltd., 4.950%, 6/01/2029	40,436
70,000	Marsh & McLennan Cos., Inc., 3.500%, 12/29/2020	71,167

		217,385

	Refining — 0.3%
85,000	Phillips 66, 3-month LIBOR + 0.600%, 3.121%, 2/26/2021(b)	85,003

	REITs – Apartments — 0.1%
30,000	ERP Operating LP, 3.000%, 7/01/2029	30,380

	REITs – Diversified — 0.4%
125,000	Digital Realty Trust LP, 2.750%, 2/01/2023	124,875

	REITs – Health Care — 0.1%
25,000	Sabra Health Care LP/Sabra Capital Corp., 4.800%, 6/01/2024	25,688

	REITs – Mortgage — 0.1%
35,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	34,913

	REITs – Regional Malls — 0.5%
125,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	126,190

	Retailers — 1.3%
110,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	110,217
55,000	Dollar Tree, Inc., 3-month LIBOR + 0.700%, 3.288%, 4/17/2020(b)	55,006
130,000	Home Depot, Inc. (The), 3.250%, 3/01/2022(a)	134,163
65,000	L Brands, Inc., 7.500%, 6/15/2029	64,994

		364,380

	Technology — 3.5%
90,000	Analog Devices, Inc., 2.850%, 3/12/2020	90,259
70,000	Broadcom, Inc., 3.125%, 4/15/2021, 144A	70,453
125,000	Fidelity National Information Services, Inc., 2.250%, 8/15/2021	124,744
70,000	Flex Ltd., 4.875%, 6/15/2029	71,327
105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	105,813
130,000	Hewlett Packard Enterprise Co., 2.100%, 10/04/2019, 144A	129,818
110,000	IBM Credit LLC, 2.650%, 2/05/2021(a)	110,608
135,000	IBM Credit LLC, 3.600%, 11/30/2021(a)	139,223
70,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	72,897

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$20,000	Microchip Technologies, Inc., 3.922%, 6/01/2021	$20,359
20,000	Seagate HDD Cayman, 4.875%, 3/01/2024	20,529
5,000	Trimble, Inc., 4.150%, 6/15/2023	5,175

		961,205

	Tobacco — 1.0%
95,000	Altria Group, Inc., 3.800%, 2/14/2024(a)	99,030
40,000	Altria Group, Inc., 4.400%, 2/14/2026	42,802
140,000	BAT Capital Corp., 2.764%, 8/15/2022	140,212

		282,044

	Transportation Services — 1.2%
60,000	FedEx Corp., 3.400%, 1/14/2022	61,514
100,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	102,258
80,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	84,129
30,000	Ryder System, Inc., MTN, 2.875%, 6/01/2022	30,346
25,000	Ryder System, Inc., MTN, 3.750%, 6/09/2023	26,016
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	36,700

		340,963

	Treasuries — 9.6%
960,000	U.S. Treasury Note, 2.125%, 5/15/2022	970,800
1,355,000	U.S. Treasury Note, 2.375%, 3/15/2022(a)	1,379,136
295,000	U.S. Treasury Note, 2.500%, 1/15/2022(a)	300,577

		2,650,513

	Wireless — 0.3%
35,000	American Tower Corp., 3.800%, 8/15/2029	36,078
35,000	Vodafone Group PLC, 4.125%, 5/30/2025	37,213

		73,291

	Wirelines — 1.1%
135,000	Orange S.A., 1.625%, 11/03/2019	134,575
160,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.618%, 5/15/2025(a)(b)	162,056

		296,631

	Total Bonds and Notes (Identified Cost $26,927,659)	27,286,624

	Total Investments — 98.4% (Identified Cost $26,927,659)	27,286,624
	Other assets less liabilities — 1.6%	447,009

	Net Assets — 100.0%	$27,733,633

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2019 is disclosed.

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $5,857,734 or 21.1% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

At June 30, 2019, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2019	29	$6,206,280	$6,240,211	$33,931

At June 30, 2019, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2019	19	$2,218,090	$2,244,968	$(26,878)
10 Year U.S. Treasury Note	9/19/2019	12	1,509,366	1,535,625	(26,259)

Total					$(53,137)

Industry Summary at June 30, 2019 (Unaudited)

Banking	14.7%
ABS Car Loan	11.2
Treasuries	9.6
Electric	6.8
Collateralized Mortgage Obligations	6.0
Automotive	5.4
Life Insurance	4.1
Technology	3.5
Healthcare	3.0
Finance Companies	2.9
Midstream	2.6
ABS Credit Card	2.4
Pharmaceuticals	2.2
Other Investments, less than 2% each	24.0

Total Investments	98.4
Other assets less liabilities (including futures contracts)	1.6

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Australia — 8.4%
39,372	Aurizon Holdings Ltd.	$149,198
49,296	Brambles Ltd.	445,564
13,344	Crown Resorts Ltd.	116,584
6,984	Newcrest Mining Ltd.	156,588
23,628	Sonic Healthcare Ltd.	449,344
15,696	Transurban Group	162,356
66,348	Vicinity Centres	114,071
5,964	Wesfarmers Ltd.	151,338
19,716	Woolworths Group Ltd.	459,760

		2,204,803

	Belgium — 1.2%
3,540	Ageas	184,273
1,608	UCB S.A.	133,531

		317,804

	Canada — 8.6%
5,496	Empire Co. Ltd.	138,709
684	Fairfax Financial Holdings Ltd.	336,444
5,340	Fortis, Inc.	211,312
2,820	Franco-Nevada Corp.	239,865
5,352	Great-West Lifeco, Inc.	123,484
6,696	Metro, Inc.	251,801
1,560	Onex Corp.	94,298
6,552	Open Text Corp.	270,955
2,220	Restaurant Brands International, Inc.	154,716
7,236	TELUS Corp.	268,066
2,460	Toronto-Dominion Bank (The)	144,051

		2,233,701

	Denmark — 1.5%
4,248	Novo Nordisk AS, Class B	216,807
5,028	Pandora AS	179,133

		395,940

	Finland — 0.5%
2,664	Sampo OYJ, A Shares	125,901

	France — 4.4%
4,440	Alstom S.A.	206,296
1,240	EssilorLuxottica S.A.	162,040
8,640	Getlink SE	138,635
2,856	SCOR SE	125,413
1,032	Teleperformance	207,078
1,536	Thales S.A.	190,050
2,160	Total S.A.	121,207

		1,150,719

	Germany — 2.7%
792	Adidas AG	244,874

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Germany — continued
30,372	Aroundtown S.A.	$250,622
1,524	Deutsche Boerse AG	215,900

		711,396

	Hong Kong — 3.9%
12,432	AIA Group Ltd.	134,067
12,000	CK Infrastructure Holdings Ltd.	97,843
348,000	HKT Trust & HKT Ltd.	552,346
408,000	PCCW Ltd.	235,530

		1,019,786

	Ireland — 2.7%
17,580	James Hardie Industries PLC	230,697
3,924	Kerry Group PLC, Series A	469,209

		699,906

	Israel — 5.3%
3,720	Azrieli Group Ltd.	249,283
25,704	Bank Hapoalim BM(a)	190,696
68,880	Bank Leumi Le-Israel BM	497,497
8,760	Mizrahi Tefahot Bank Ltd.(a)	202,068
1,884	Nice Ltd.(a)	256,250

		1,395,794

	Italy — 0.8%
10,548	Assicurazioni Generali SpA.	198,920

	Japan — 29.1%
4,800	ABC-Mart, Inc.	312,753
4,200	ANA Holdings, Inc.	139,090
4,800	Aozora Bank Ltd.	115,211
8,400	Astellas Pharma, Inc.	119,677
4,800	Benesse Holdings, Inc.	111,736
4,200	Bridgestone Corp.	165,365
10,800	Chugoku Electric Power Co., Inc. (The)	136,128
4,800	FamilyMart UNY Holdings Co. Ltd.	114,587
3,600	FUJIFILM Holdings Corp.	182,539
15,700	Japan Airlines Co. Ltd.	501,718
9,600	Japan Post Bank Co. Ltd.	97,479
40,800	Japan Post Holdings Co. Ltd.	462,001
84	Japan Prime Realty Investment Corp.	364,099
72	Japan Real Estate Investment Corp.	438,389
9,600	Kansai Electric Power Co., Inc. (The)	109,998
15,600	Kyushu Electric Power Co., Inc.	153,191
2,400	Lawson, Inc.	115,166
6,000	Lion Corp.	111,769
14,400	Mitsubishi Motors Corp.	68,966
257,700	Mizuho Financial Group, Inc.	373,371
6,600	Nagoya Railroad Co. Ltd.	182,612
4,500	NEC Corp.	177,093

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Japan — continued
36	Nippon Building Fund, Inc.	$246,594
14,400	Nissan Motor Co. Ltd.	103,128
9,600	NTT DOCOMO, Inc.	223,872
5,400	Ono Pharmaceutical Co. Ltd.	96,833
4,800	Osaka Gas Co. Ltd.	83,624
3,300	Pan Pacific International Holdings Corp.	209,504
1,900	Secom Co. Ltd.	163,547
13,200	Seibu Holdings, Inc.	220,041
6,000	Suntory Beverage & Food Ltd.	260,906
14,400	Tohoku Electric Power Co., Inc.	145,550
6,000	Tokyo Gas Co. Ltd.	141,312
8,400	Toshiba Corp.	261,574
120	United Urban Investment Corp.	201,151
4,800	West Japan Railway Co.	388,313
50,100	Yamada Denki Co. Ltd.	221,809
13,200	Yamaguchi Financial Group, Inc.	90,173

		7,610,869

	Netherlands — 3.3%
1,344	Heineken NV	150,208
21,096	Koninklijke Ahold Delhaize NV	475,149
6,972	Royal Dutch Shell PLC, A Shares	228,265

		853,622

	New Zealand — 1.9%
54,504	Meridian Energy Ltd.	173,886
120,144	Spark New Zealand Ltd.	322,779

		496,665

	Norway — 1.3%
14,976	Mowi ASA	350,334

	Singapore — 6.9%
52,800	Ascendas Real Estate Investment Trust	121,760
228,000	CapitaLand Commercial Trust	365,690
72,515	CapitaLand Mall Trust	140,962
72,000	SATS Ltd.	277,793
27,600	Singapore Airlines Ltd.	189,107
20,100	Singapore Exchange Ltd.	117,663
9,800	Singapore Telecommunications Ltd.	25,352
68,200	Singapore Telecommunications Ltd.	176,429
144,000	Wilmar International Ltd.	393,806

		1,808,562

	Switzerland — 8.0%
84	Givaudan S.A., (Registered)	237,440
8,460	Nestle S.A., (Registered)	876,890
228	Partners Group Holding AG	179,360
1,308	Roche Holding AG	368,454
192	Swiss Life Holding AG, (Registered)	95,271

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Shares	Description	Value (†)
	Switzerland — continued
1,272	Swiss Prime Site AG, (Registered)	$111,218
612	Zurich Insurance Group AG	213,353

		2,081,986

	United Kingdom — 8.6%
7,860	Coca-Cola European Partners PLC	444,090
10,080	Compass Group PLC	242,080
115,992	Direct Line Insurance Group PLC	489,813
23,004	HSBC Holdings PLC	192,322
16,416	Pearson PLC	171,194
1,620	Reckitt Benckiser Group PLC	128,119
5,040	Unilever NV	307,411
100,656	Wm Morrison Supermarkets PLC	258,003

		2,233,032

	Total Common Stocks (Identified Cost $24,062,619)	25,889,740

	Total Investments — 99.1% (Identified Cost $24,062,619)	25,889,740
	Other assets less liabilities — 0.9%	246,330

	Net Assets — 100.0%	$26,136,070

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2019 (Unaudited)

Natixis Seeyond International Minimum Volatility ETF – (continued)

Industry Summary at June 30, 2019 (Unaudited)

Insurance	9.7%
Food Products	8.0
Banks	7.3
Food & Staples Retailing	6.9
Diversified Telecommunication Services	6.0
REITs - Office Property	4.0
Road & Rail	3.6
Pharmaceuticals	3.6
Beverages	3.3
Electric Utilities	3.3
Airlines	3.1
REITs - Diversified	2.7
Real Estate Management & Development	2.3
Commercial Services & Supplies	2.3
Textiles, Apparel & Luxury Goods	2.2
Transportation Infrastructure	2.2
Specialty Retail	2.1
Software	2.0
Other Investments, less than 2% each	24.5

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2019 (Unaudited)

Japanese Yen	29.1%
Euro	15.0
Australian Dollar	9.3
Canadian Dollar	8.6
Swiss Franc	8.0
Singapore Dollar	6.9
British Pound	6.6
Israeli Shekel	5.3
Hong Kong Dollar	3.9
Other, less than 2% each	6.4

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
ASSETS
Investments at cost	$26,927,659	$24,062,619
Net unrealized appreciation	358,965	1,827,121

Investments at value	27,286,624	25,889,740
Cash	1,106,511	82,756
Due from brokers (Note 2)	25,000	—
Due from custodian bank (Note 8)	—	13,134
Receivable from investment adviser (Note 6)	8,501	—
Receivable for securities sold	869,250	341,716
Dividends and interest receivable	153,116	52,769
Tax reclaims receivable	166	41,257
Prepaid expenses (Note 7)	3	3

TOTAL ASSETS	29,449,171	26,421,375

LIABILITIES
Payable for securities purchased	1,664,381	208,954
Payable for variation margin on futures contracts (Note 2)	1,551	—
Foreign currency payable to custodian bank at value (identified cost $0, $10,488) (Note 9)	—	11,924
Management fees payable (Note 6)	—	4,478
Deferred Trustees’ fees (Note 6)	6,311	12,077
Administrative fees payable (Note 6)	984	928
Other accounts payable and accrued expenses	42,311	46,944

TOTAL LIABILITIES	1,715,538	285,305

NET ASSETS	$27,733,633	$26,136,070

NET ASSETS CONSIST OF:
Paid-in capital	$27,462,308	$24,717,215
Accumulated earnings	271,325	1,418,855

NET ASSETS	$27,733,633	$26,136,070

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$27,733,633	$26,136,070

Shares of beneficial interest	1,100,000	600,000

Net asset value, offering and redemption price per share	$25.21	$43.56

See accompanying notes to financial statements.

27  |

Statements of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis Seeyond International Minimum Volatility ETF
INVESTMENT INCOME
Interest	$423,568	$1,824
Dividends	—	527,531
Less net foreign taxes withheld	(867)	(53,176)

	422,701	476,179

Expenses
Management fees (Note 6)	40,791	62,596
Administrative fees (Note 6)	6,040	5,561
Trustees’ fees and expenses (Note 6)	9,562	9,645
Transfer agent fees and expenses	7,800	7,800
Audit and tax services fees	21,165	21,165
Custodian fees and expenses	14,857	15,975
Legal fees (Note 7)	3,641	3,344
Registration fees	903	1,024
Shareholder reporting expenses	8,771	5,332
Miscellaneous expenses (Note 7)	24,808	21,171

Total expenses	138,338	153,613
Less waiver and/or expense reimbursement (Note 6)	(86,669)	(84,217)

Net expenses	51,669	69,396

Net investment income	371,032	406,783

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	148,541	15,449
Futures contracts	(62,588)	—
Foreign currency transactions (Note 2c)	—	(167)
Net change in unrealized appreciation (depreciation) on:
Investments	562,075	2,473,593
Futures contracts	5,868	—
Foreign currency translations (Note 2c)	—	946

Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	653,896	2,489,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,024,928	$2,896,604

See accompanying notes to financial statements.

|  28

Statements of Changes in Net Assets

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$371,032	$578,170
Net realized gain (loss) on investments and futures contracts	85,953	(107,928)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	567,943	(233,264)

Net increase in net assets resulting from operations	1,024,928	236,978

FROM DISTRIBUTIONS TO SHAREHOLDERS	(375,100)	(620,940)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	—	7,452,078

Net increase in net assets	649,828	7,068,116
NET ASSETS
Beginning of the period	27,083,805	20,015,689

End of the period	$27,733,633	$27,083,805

See accompanying notes to financial statements.

29  |

Statements of Changes in Net Assets (continued)

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$406,783	$464,457
Net realized gain on investments and foreign currency transactions	15,282	342,014
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,474,539	(2,159,668)

Net increase (decrease) in net assets resulting from operations	2,896,604	(1,353,197)

FROM DISTRIBUTIONS TO SHAREHOLDERS	(459,180)	(1,157,940)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	2,012,887	6,445,786

Net increase in net assets	4,450,311	3,934,649
NET ASSETS
Beginning of the period	21,685,759	17,751,110

End of the period	$26,136,070	$21,685,759

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$24.62		$25.02	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.34		0.61	(0.00	)(b)
Net realized and unrealized gain (loss)	0.59		(0.37)	0.02

Total from Investment Operations	0.93		0.24	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)		(0.64)	—

Net asset value, end of the period	$25.21		$24.62	$25.02

Total return(c)	3.80	%(d)	0.97%	0.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27,734		$27,084	$20,016
Net expenses(e)	0.38	%(f)	0.38%	0.38	%(f)
Gross expenses	1.02	%(f)	1.09%	14.21	%(f)
Net investment income (loss)	2.73	%(f)	2.46%	(0.09	)%(f)
Portfolio turnover rate(g)	52%		167%	0%

*	From commencement of operations on December 27, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/ reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

31  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Seeyond International Minimum Volatility ETF
	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016*
Net asset value, beginning of the period	$39.43		$44.38	$38.47	$39.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.68		1.02	0.85	0.11
Net realized and unrealized gain (loss)	4.22		(3.75)	7.66	(1.43)

Total from Investment Operations	4.90		(2.73)	8.51	(1.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.77)		(1.01)	(0.84)	(0.12)
Net realized capital gains	—		(1.21)	(1.76)	—

Total Distributions	(0.77)		(2.22)	(2.60)	(0.12)

Net asset value, end of the period	$43.56		$39.43	$44.38	$38.47

Total return(b)	12.42	%(c)	(6.17)%	22.17%	(3.31	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$26,136		$21,686	$17,751	$13,464
Net expenses(d)	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Gross expenses	1.23	%(e)	1.57%	1.76%	2.61	%(e)
Net investment income	3.25	%(e)	2.32%	1.96%	1.49	%(e)
Portfolio turnover rate(f)	25%		135%	93%	20%

*	From commencement of operations on October 25, 2016 through December 31, 2016.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Had certain expenses not been waived/ reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.  Organization.  Natixis ETF Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Loomis Sayles Short Duration Income ETF (the “Short Duration Income ETF”)

Natixis Seeyond International Minimum Volatility ETF (the “International Minimum Volatility ETF”)

Each Fund is a diversified investment company.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or

33  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of

|  34

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The

35  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax return for the prior fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of

|  36

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, distribution redesignations, taxable over-distribution, partnership basis adjustments, paydown gains and losses, premium amortization and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, passive foreign investment company adjustments, premium amortization and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$620,940	$—	$620,940
International Minimum Volatility ETF	514,660	643,280	1,157,940

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

37  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

As of December 31, 2018, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Short Duration Income ETF	International Minimum Volatility ETF
Capital loss carryforward:
Short-term:
No expiration date	$(121,973)	$—
Long-term:
No expiration date	(20,556)	—

Total capital loss carryforward	(142,529)	—

Late-year ordinary and post-October capital loss deferrals*	$—	$(335,603)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. As of December 31, 2018, International Minimum Volatility ETF is deferring capital losses.

As of June 30, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Short Duration Income ETF	International Minimum Volatility ETF
Federal tax cost	$26,944,528	$24,062,619

Gross tax appreciation	$412,961	$2,542,082
Gross tax depreciation	(90,071)	(714,961)

Net tax appreciation	$322,890	$1,827,121

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

g.  Repurchase Agreement.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon

|  38

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Funds did not hold any repurchase agreements.

h.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Short Duration Income ETF represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

39  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2019, at value:

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$27,286,624	$—	$27,286,624
Futures Contracts (unrealized appreciation)	33,931	—	—	33,931

Total	$33,931	$27,286,624	$—	$27,320,555

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(53,137)	$—	$—	$(53,137)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

International Minimum Volatility ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$25,889,740	$—	$—	$25,889,740

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with

|  40

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2019, Short Duration Income ETF used futures contracts to manage duration.

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$33,931

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(53,137)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(62,588)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$5,868

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statements of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

41  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2019:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	33.53%
Highest Notional Amount Outstanding	36.17%
Lowest Notional Amount Outstanding	30.76%
Notional Amount Outstanding as of June 30, 2019	36.13%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the averages above.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Short Duration Income ETF	$25,000	$25,000

|  42

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2019, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration Income ETF	$4,020,660	$3,499,560	$10,065,620	$10,651,137
International Minimum Volatility ETF	—	—	6,081,357	6,172,586

For the six months ended June 30, 2019, in-kind transactions were as follows:

Fund	In-Kind Purchases
International Minimum Volatility ETF	$2,002,413

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, L.P. (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Short Duration Income ETF	0.30%
International Minimum Volatility ETF	0.50%

Effective March 29, 2019, Natixis Advisors has entered into a personnel-sharing arrangement with Seeyond, a subsidiary of Ostrum Asset Management, which is part of Natixis Investment Managers. Pursuant to the personnel-sharing arrangement, certain employees of Seeyond, as “participating affiliates”, serve as “associated persons” of Natixis Advisors and, in this capacity, may, on behalf of Natixis Advisors, provide discretionary investment management services (including acting as portfolio managers), research and related services to International Minimum Volatility ETF.

Natixis Advisors has entered into a subadvisory agreement for Short Duration Income ETF with Loomis, Sayles & Company, L.P. (“Loomis Sayles”).

43  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis.

Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate of 0.15%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Payments to Natixis Advisors are reduced by the amount of payments to Loomis Sayles.

Prior to March 29, 2019, Ostrum US, a subsidiary of Ostrum Asset Management, served as subadvisor to International Minimum Volatility Fund. Under the terms of the subadvisory agreement, the Fund paid Ostrum US a subadvisory fee at the annual rate of 0.30%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2021, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2019, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.38%
International Minimum Volatility ETF	0.55%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below a Fund’s expense limits, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  44

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the management fees and waiver of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
				Gross	Net
Short Duration Income ETF	$40,791	$40,791	$—	0.30%	—%
International Minimum Volatility ETF	62,596	62,596	—	0.50%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2020.

For the six months ended June 30, 2019, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Short Duration Income ETF	$45,734
International Minimum Volatility ETF	21,489

[2]	Expense reimbursement is subject to possible recovery until December 31, 2020.

No expenses were recovered during the six months ended June 30, 2019 under the terms of the expense limitation agreement.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and subcontracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, The Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and The Trust of $10 million, which is reevaluated on an annual basis.

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019.

45  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

For the six months ended June 30, 2019, the administrative fees for each Fund were as follows:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Short Duration Income ETF	$6,040	$144	$5,896
International Minimum Volatility ETF	5,561	132	5,429

Effective July 1, 2019, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

c.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in

|  46

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and The Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

d.  Affiliated Ownership.  As of June 30, 2019, Natixis held shares of the Short Duration Income ETF and International Minimum Volatility ETF representing 75.45% and 46.90%, respectively, of the Funds’ net assets. Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected as legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, neither Fund had borrowings under this agreement.

8.  Due from Custodian Bank.  Represents reimbursement due from the custodian bank to International Minimum Volatility ETF of $13,134, related to a prior year expense overbilling.

9.  Payable to Custodian Bank.  The Funds’ custodian bank provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts bear interest at a rate per annum equal to the Federal Funds rate plus 2.00%. At June 30, 2019, the International Minimum Volatility ETF had foreign currency payables, at value, of $11,924 to the custodian bank for foreign currency overdrafts.

47  |

Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

10.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

b.  Foreign Securities Risk.  Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Foreign securities held by the Funds may trade on foreign exchanges that are closed when the securities exchange on which the Funds’ shares trade is open, which may result in deviations between the current price of a foreign security and the last quoted price for that security (i.e., the Funds’ quote from the closed foreign market). This could result in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

c.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

d.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

e.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met.

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Notes to Financial Statements (continued)

June 30, 2019 (Unaudited)

11.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 100,000 shares for Short Duration Income ETF and 50,000 shares for International Minimum Volatility ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	—	$—	300,000	$7,452,078

Increase from capital share transactions	—	$—	300,000	$7,452,078

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
International Minimum Volatility ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	50,000	$2,012,887	150,000	$6,445,786

Increase from capital share transactions	50,000	$2,012,887	150,000	$6,445,786

49  |

Other Information

Premium/Discount Analysis (Unaudited)

Fund shares are bought and sold on the secondary market at current market prices. Premium/discount represents the difference between the market price (midpoint between the highest bid and lowest offer on the primary listing exchange) and net asset value (“NAV”) of Fund shares determined as of the close of the NYSE.

Premium/discount will fluctuate regularly based on the supply of, and demand for, shares of the Fund. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell shares.

The following information presents the frequency of distributions of premiums and discounts for the Funds, as stated in trading days. Trading days are presented by year, starting with the date the Fund began trading on the secondary market. Premium/discount ranges with no trading days are omitted.

The frequency distribution of premiums and discounts, for the International Minimum Volatility ETF, for the period from October 27, 2016 through June 30, 2019 is as follows:

	Number of Days
Premium/Discount Range	2019	2018	2017	2016
Greater than 2.0% and Less than 2.5%	—	1	—	—
Greater than 1.5% and Less than 2.0%	—	2	—	—
Greater than 1.0% and Less than 1.5%	2	8	—	1
Greater than 0.5% and Less than 1.0%	16	92	8	1
Greater than 0.0% and Less than 0.5%	88	119	157	34
At NAV	—	1	11	2
Less than 0.0% and Greater than -0.5%	17	18	71	7
Less than -0.5% and Greater than -1.0%	1	8	4	—
Less than -1.0% and Greater than -1.5%	—	1	—	—
Less than -1.5% and Greater than -2.0%	—	1	—	—

The frequency distribution of premiums and discounts, for the Short Duration Income ETF, for the period from December 28, 2017 through June 30, 2019 is as follows:

	Number of Days
Premium/Discount Range	2019	2018	2017
Greater than 0.5% and Less than 1.0%	—	1	—
Greater than 0.0% and Less than 0.5%	64	221	1
At NAV	41	15	1
Less than 0.0% and Greater than -0.5%	19	14	—

Data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results.

Information regarding premium/discount history on a daily basis is available from the Natixis Funds’ website.

|  50

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2019